INTERNALLY DEVELOPED SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule Of Internally Developed Software, Net
Internally developed software, net consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Internally developed software	$11,761	$4,235
Construction in progress	4,339	4,451
Less: accumulated amortization	(3,625)	(1,270)
Total internally developed software, net	$12,475	$7,416